Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Compensation [Abstract]
Schedule of RSUs relating to ordinary shares granted
	Number of RSUs	Weighted average grant date fair value

Awarded and unvested as of January 1, 2021	-	$-
Granted	2,426,293	$9.18
Vested	(2,247,617)	$8.82
Awarded and unvested as of December 31, 2021	178,676	$13.67
Granted	54,000	$2.26
Vested	(221,368)	$12.43
Awarded and unvested as of December 31, 2022	11,308	$15.02
Expected to vest as of December 31, 2022	11,308	$15.02

Schedule of share option
	Number of Options	Weighted Average Grant Date Fair value	Weighted Average Remaining Contract Life (in years)

Options outstanding on December 31, 2021	—	—	—
Granted	355,000	$2.67	2.28
Forfeited	(21,875)	$1.13	—
Expired	—	—	—
Exercised	—	—	—
Options outstanding on December 31, 2022	333,125	$2.77	1.51
Vested and exercisable on December 31, 2022	113,750	2.72	1.44
Vested and expected to vest on December 31, 2022	333,125	$2.77	1.51